UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0512
1.807412.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	.0019%	$ 1,000.00	$ 1,022.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
U.S. Government and U.S. Government Agency Obligations 74.0%	U.S. Government and U.S. Government Agency Obligations 71.8%
AAA 2.1%	AAA 5.8%
AA 3.3%	AA 2.9%
A 6.6%	A 7.0%
BBB 14.2%	BBB 13.2%
BB and Below 2.3%	BB and Below 3.7%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets† (2.5)%	Short-Term Investments and Net Other Assets† (4.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of March 31, 2012
6 months ago
Years	4.7	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*	As of September 30, 2011**
Corporate Bonds 21.6%	Corporate Bonds 21.5%
U.S. Government and U.S. Government Agency Obligations 74.0%	U.S. Government and U.S. Government Agency Obligations 71.8%
Asset-Backed Securities 0.4%	Asset-Backed Securities 1.2%
CMOs and Other Mortgage Related Securities 5.8%	CMOs and Other Mortgage Related Securities 9.5%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities)† (2.5)%	Short-Term Investments and Net Other Assets (Liabilities)† (4.4)%

* Foreign investments	3.9%	** Foreign investments	3.4%
* Futures and Swaps	(0.4)%	** Futures and Swaps	0.1%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
Comcast Corp.:
5.15% 3/1/20	$ 5,729,000	$ 6,588,986
6.5% 1/15/17	4,401,000	5,264,599
6.55% 7/1/39	9,750,000	11,894,074
Discovery Communications LLC 6.35% 6/1/40	2,738,000	3,286,410
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,580,012
6.4% 4/30/40	5,208,000	6,244,220
News America Holdings, Inc. 7.75% 12/1/45	2,151,000	2,511,669
News America, Inc.:
6.15% 3/1/37	775,000	863,859
6.15% 2/15/41	5,444,000	6,217,505
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,120,930
5.85% 5/1/17	15,866,000	18,510,180
Time Warner, Inc.:
5.375% 10/15/41	1,351,000	1,414,997
6.2% 3/15/40	7,609,000	8,596,473
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,530,904
		84,624,818
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,715,000	4,108,493
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	381,723
5.875% 1/15/36	3,888,000	3,868,362
6.375% 6/15/14	1,962,000	2,157,503
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	4,105,000	4,174,563
		14,690,644
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,531,584
6.125% 2/1/18	3,784,000	4,539,691
6.5% 8/11/17	3,770,000	4,546,793
		19,618,068
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,974,287
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 4,681,000	$ 6,359,017
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	8,211,883
7.25% 6/15/37	9,291,000	10,810,534
		31,355,721
TOTAL CONSUMER STAPLES		65,664,433
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,140,000	5,440,633
5.35% 3/15/20 (e)	4,099,000	4,494,968
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,709,167
5% 10/1/21	3,309,000	3,429,699
Transocean, Inc.:
5.05% 12/15/16	3,323,000	3,557,943
6.375% 12/15/21	4,387,000	4,934,296
		26,566,706
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	17,479,000	20,763,968
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	824,008
EQT Corp. 4.875% 11/15/21	2,227,000	2,252,791
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,955,140
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	1,694,000	1,948,683
6.85% 1/15/40 (e)	2,664,000	3,299,545
Nakilat, Inc. 6.067% 12/31/33 (e)	2,653,000	2,838,710
Nexen, Inc. 6.4% 5/15/37	2,340,000	2,565,768
Petro-Canada 6.05% 5/15/18	1,960,000	2,336,596
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,701,142
5.375% 1/27/21	3,499,000	3,767,510
5.75% 1/20/20	11,274,000	12,489,337
6.75% 1/27/41	11,746,000	13,622,600
Petroleos Mexicanos 6.5% 6/2/41 (e)	18,229,000	20,416,480
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
4.3% 4/1/22 (e)	$ 4,867,000	$ 4,948,707
5.875% 5/1/42 (e)	4,167,000	4,256,024
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,228,569
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (e)	3,253,000	3,505,108
6.75% 9/30/19 (e)	2,130,000	2,508,075
Schlumberger Investment SA 3.3% 9/14/21 (e)	3,309,000	3,351,127
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,154,172
4.6% 6/15/21	1,165,000	1,207,115
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,297,806
Western Gas Partners LP 5.375% 6/1/21	6,459,000	6,846,540
Williams Partners LP 4.125% 11/15/20	1,086,000	1,115,464
		134,200,985
TOTAL ENERGY		160,767,691
FINANCIALS - 10.1%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,164,493
5.75% 1/24/22	10,600,000	10,900,574
5.95% 1/18/18	4,700,000	5,061,660
6.75% 10/1/37	13,609,000	13,263,712
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,678,805
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,609,363
7.125% 5/15/15	8,210,000	8,902,111
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,094,000	1,987,889
6.875% 4/25/18	1,103,000	1,225,898
Morgan Stanley:
4.75% 4/1/14	1,352,000	1,374,020
5.5% 7/28/21	10,427,000	10,186,480
5.75% 1/25/21	3,941,000	3,867,887
6.625% 4/1/18	7,000,000	7,369,278
7.3% 5/13/19	3,747,000	4,031,255
		99,623,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.4%
Bank of America NA 5.3% 3/15/17	$ 6,086,000	$ 6,349,792
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,396,465
Discover Bank:
7% 4/15/20	6,145,000	7,048,911
8.7% 11/18/19	4,894,000	6,088,283
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,226,158
8.25% 3/1/38	1,976,000	2,616,190
Fifth Third Bank 4.75% 2/1/15	556,000	593,413
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,885,000	2,870,575
HBOS PLC 6.75% 5/21/18 (e)	3,118,000	2,925,766
HSBC Holdings PLC 4% 3/30/22	4,734,000	4,690,518
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,366,077
KeyBank NA 6.95% 2/1/28	850,000	939,601
KeyCorp. 5.1% 3/24/21	2,409,000	2,654,234
Marshall & Ilsley Bank 5% 1/17/17	5,586,000	6,008,871
Regions Bank:
6.45% 6/26/37	6,451,000	6,418,745
7.5% 5/15/18	5,911,000	6,694,208
Regions Financial Corp.:
5.75% 6/15/15	877,000	918,658
7.75% 11/10/14	4,089,000	4,482,566
		74,289,031
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,159,000	4,146,004
SLM Corp. 5% 10/1/13	383,000	391,618
		4,537,622
Diversified Financial Services - 1.7%
Bank of America Corp.:
5.65% 5/1/18	3,780,000	4,034,118
5.75% 12/1/17	11,300,000	12,116,244
6.5% 8/1/16	5,000,000	5,496,380
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	11,195,800
Capital One Capital V 10.25% 8/15/39	4,973,000	5,109,758
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,260,575
4.5% 1/14/22	3,024,000	3,034,648
5.875% 1/30/42	4,081,000	4,215,836
6.125% 5/15/18	12,282,000	13,764,401
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 1,131,000	$ 1,196,445
JPMorgan Chase & Co.:
4.35% 8/15/21	5,816,000	5,940,131
4.5% 1/24/22	15,434,000	16,050,233
5.4% 1/6/42	2,373,000	2,511,671
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,221,084
5.15% 3/15/20	1,651,000	1,823,709
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(j)	500,000	499,375
		93,470,408
Insurance - 1.8%
Allstate Corp. 5.2% 1/15/42	1,301,000	1,356,683
American International Group, Inc. 4.875% 9/15/16	3,591,000	3,797,658
Aon Corp.:
3.125% 5/27/16	4,779,000	4,957,644
5% 9/30/20	1,574,000	1,734,792
6.25% 9/30/40	1,290,000	1,537,062
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	6,009,139
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	11,559,000	11,559,000
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,457,000	5,447,510
6.5% 3/15/35 (e)	4,626,000	4,786,416
6.7% 8/15/16 (e)	7,190,000	7,831,585
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,231,225
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	2,856,000	2,946,918
MetLife, Inc.:
5.875% 2/6/41	1,845,000	2,200,478
6.75% 6/1/16	3,550,000	4,216,843
New York Life Insurance Co. 6.75% 11/15/39 (e)	1,829,000	2,284,758
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	2,400,000	2,816,942
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,542,000	4,576,151
Prudential Financial, Inc.:
4.5% 11/16/21	3,500,000	3,715,107
4.75% 9/17/15	6,617,000	7,182,813
5.8% 11/16/41	3,660,000	3,952,441
6.2% 11/15/40	1,815,000	2,035,542
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 1,370,000	$ 1,692,991
Symetra Financial Corp. 6.125% 4/1/16 (e)	3,545,000	3,607,314
Unum Group 5.625% 9/15/20	3,364,000	3,559,082
		97,036,094
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,511,792
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,157,091
5.375% 10/15/12	3,311,000	3,344,136
7.5% 4/1/17	2,084,000	2,364,015
9.625% 3/15/16	3,458,000	4,185,940
Equity One, Inc.:
5.375% 10/15/15	606,000	637,536
6% 9/15/17	3,026,000	3,261,653
6.25% 12/15/14	2,601,000	2,799,958
6.25% 1/15/17	2,250,000	2,424,805
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,706,433
5.9% 4/1/20	1,116,000	1,234,650
6% 7/15/12	1,635,000	1,654,847
6.2% 1/15/17	1,240,000	1,389,197
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,840,827
6.65% 1/15/18	2,850,000	3,064,494
UDR, Inc. 5.5% 4/1/14	5,815,000	6,189,038
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,695,684
		44,462,096
Real Estate Management & Development - 2.4%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,922,745
6.3% 6/1/13	4,580,000	4,748,874
BioMed Realty LP:
3.85% 4/15/16	4,800,000	4,958,011
6.125% 4/15/20	1,499,000	1,669,852
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,432,801
5.75% 4/1/12	2,341,000	2,341,000
Colonial Properties Trust 5.5% 10/1/15	16,890,000	17,817,193
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 4.5% 7/15/15	$ 2,065,000	$ 2,167,868
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,434,759
5.5% 3/1/16	3,680,000	3,977,694
5.95% 2/15/17	1,473,000	1,645,821
6.25% 5/15/13	3,511,000	3,682,372
6.5% 1/15/18	4,735,000	5,422,408
ERP Operating LP:
4.625% 12/15/21	9,765,000	10,277,995
4.75% 7/15/20	3,181,000	3,395,504
5.2% 4/1/13	4,695,000	4,852,038
5.5% 10/1/12	5,628,000	5,753,448
5.75% 6/15/17	1,306,000	1,489,281
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,889,917
5.5% 12/15/16	3,166,000	3,484,417
6.625% 10/1/17	3,452,000	3,991,002
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,609,711
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	625,000	633,093
5.5% 1/15/14 (e)	4,295,000	4,385,388
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,317,634
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,342,765
4.2% 2/1/15	1,628,000	1,742,748
5.1% 6/15/15	2,362,000	2,602,593
Tanger Properties LP:
6.125% 6/1/20	3,809,000	4,265,292
6.15% 11/15/15	7,034,000	7,844,457
		130,098,681
TOTAL FINANCIALS		543,517,357
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	6,000,000	6,005,070
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (e)	7,371,000	7,697,734
4.75% 11/15/21 (e)	5,254,000	5,620,745
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,462,000	$ 4,645,411
6.25% 6/15/14	1,213,000	1,333,381
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,114,545
		22,411,816
TOTAL HEALTH CARE		28,416,886
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	749,492	806,603
6.648% 3/15/19	1,713,320	1,792,475
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,400,975	1,443,004
8.36% 1/20/19	7,146,000	7,369,670
		11,411,752
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,756,000	2,866,240
TOTAL INDUSTRIALS		14,277,992
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,037,354
6.55% 10/1/17	2,336,000	2,765,069
		7,802,423
Office Electronics - 0.1%
Xerox Corp.:
4.5% 5/15/21	1,794,000	1,844,880
6.4% 3/15/16	2,814,000	3,207,304
		5,052,184
TOTAL INFORMATION TECHNOLOGY		12,854,607
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	$ 4,751,000	$ 4,885,677
4.25% 11/15/20	2,576,000	2,694,511
5.25% 11/15/41	7,421,000	7,641,062
7.6% 5/15/14	10,261,000	11,617,781
		26,839,031
Metals & Mining - 0.3%
ArcelorMittal SA 3.75% 3/1/16	1,285,000	1,283,716
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	5,096,000	5,200,978
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	3,471,000	3,581,892
Vale Overseas Ltd. 4.375% 1/11/22	5,000,000	5,020,250
		15,086,836
TOTAL MATERIALS		41,925,867
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
5.55% 8/15/41	7,300,000	8,065,799
6.3% 1/15/38	4,683,000	5,488,120
6.8% 5/15/36	6,735,000	8,297,850
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	6,175,727
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,116,121
6.45% 6/15/21	4,557,000	4,676,188
7.6% 9/15/39	526,000	496,397
Embarq Corp. 7.995% 6/1/36	1,949,000	1,965,561
Telefonica Emisiones SAU 5.855% 2/4/13	1,456,000	1,505,376
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	19,609,833
		58,396,972
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	7,088,000	7,173,857
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	5,356,000	6,122,304
6.35% 3/15/40	1,571,000	1,733,063
		15,029,224
TOTAL TELECOMMUNICATION SERVICES		73,426,196
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.5%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 5,880,000	$ 6,273,737
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,491,999
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,446,000	3,680,211
6.4% 9/15/20 (e)	9,269,000	10,239,223
Edison International 3.75% 9/15/17	2,719,000	2,851,856
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,607,506
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,613,000	8,541,367
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,122,810
3.75% 11/15/20	612,000	609,173
Pacific Gas & Electric Co. 3.25% 9/15/21	797,000	806,521
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,421,811
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,943,622
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,760,190
6% 12/1/39	2,651,000	3,151,554
		62,501,580
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,735,000	3,096,496
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,622,310
		4,718,806
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,315,288
6.5% 5/1/18	5,340,000	6,169,574
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,274,767
		9,759,629
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.7697% 9/30/66 (j)	9,537,000	8,329,663
7.5% 6/30/66 (j)	5,100,000	5,355,000
National Grid PLC 6.3% 8/1/16	6,883,000	7,940,360
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,248,089
5.4% 7/15/14	1,450,000	1,576,556
5.45% 9/15/20	6,486,000	7,167,588
5.8% 2/1/42	2,772,000	2,949,358
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.95% 6/15/41	$ 5,116,000	$ 5,583,894
6.15% 3/1/13	1,985,000	2,073,608
6.25% 12/15/40	991,000	1,095,407
6.4% 3/15/18	4,379,000	5,127,914
Sempra Energy 2.3% 4/1/17	5,425,000	5,489,780
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	3,850,000	3,965,500
		58,902,717
TOTAL UTILITIES		135,882,732
TOTAL NONCONVERTIBLE BONDS (Cost $1,076,352,799)		1,161,358,579
U.S. Government and Government Agency Obligations - 31.0%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	16,432,323
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	25,987,212	24,840,962
2.125% 2/15/40	230,681	303,504
2.125% 2/15/41	31,071,838	40,997,181
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		66,141,647
U.S. Treasury Obligations - 29.4%
U.S. Treasury Bonds:
3.125% 2/15/42	137,316,000	131,115,359
3.75% 8/15/41	17,968,000	19,354,914
U.S. Treasury Notes:
0.25% 2/28/14 (d)	51,950,000	51,868,854
0.375% 6/30/13	202,592,000	202,868,943
0.625% 7/15/14	103,330,000	103,822,471
0.875% 2/28/17 (d)	207,980,000	206,468,817
1.5% 12/31/13 (g)	473,390,000	483,061,351
2% 11/15/21	279,357,000	274,882,818
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 5/31/13	$ 57,184,000	$ 59,337,321
3.625% 2/15/20	42,260,000	47,912,275
TOTAL U.S. TREASURY OBLIGATIONS		1,580,693,123
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,659,848,721)		1,663,267,093
U.S. Government Agency - Mortgage Securities - 42.9%

Fannie Mae - 28.4%
1.807% 5/1/34 (j)	1,622,713	1,687,183
1.829% 9/1/33 (j)	944,990	981,360
1.966% 12/1/34 (j)	141,039	147,844
2.054% 3/1/35 (j)	131,810	139,049
2.271% 5/1/33 (j)	39,396	41,809
2.303% 6/1/36 (j)	163,720	174,464
2.398% 8/1/36 (j)	2,381,425	2,526,858
2.424% 10/1/33 (j)	113,881	120,720
2.448% 3/1/35 (j)	74,542	78,551
2.516% 11/1/36 (j)	1,758,553	1,873,958
2.611% 5/1/35 (j)	300,336	319,607
2.613% 3/1/36 (j)	557,619	594,213
2.633% 7/1/37 (j)	374,645	399,231
2.634% 5/1/36 (j)	532,601	566,991
2.653% 7/1/35 (j)	246,585	262,768
3% 4/1/27 (f)	5,000,000	5,176,846
3% 4/1/27 (f)	45,000,000	46,591,610
3.043% 3/1/36 (j)	866,348	922,333
3.5% 1/1/26 to 12/1/41	24,690,295	25,556,552
3.5% 4/1/42 (f)	110,900,000	113,887,835
3.5% 4/1/42 (f)	18,000,000	18,484,951
3.5% 4/1/42 (f)	5,800,000	5,956,262
3.5% 4/1/42 (f)	21,100,000	21,668,470
3.5% 5/1/42 (f)	110,900,000	113,549,933
3.5% 5/1/42 (f)	18,000,000	18,430,106
3.5% 5/1/42 (f)	21,100,000	21,604,180
4% 12/1/25 to 2/1/42	139,993,968	148,014,159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 9/1/41	$ 182,887	$ 192,457
4% 10/1/41	8,251,306	8,703,713
4% 4/1/42 (f)	43,300,000	45,398,379
4% 4/1/42 (f)	3,800,000	3,984,153
4.5% 4/1/18 to 11/1/41	221,383,507	237,108,756
4.5% 4/1/42 (f)	14,900,000	15,849,659
4.5% 4/1/42 (f)	22,600,000	24,040,422
4.5% 4/1/42 (f)	14,900,000	15,849,659
4.5% 4/1/42 (f)	22,600,000	24,040,422
4.598% 7/1/35 (j)	1,182,228	1,245,534
5% 2/1/18 to 6/1/40	160,507,146	173,802,722
5% 4/1/42 (f)	13,000,000	14,044,164
5.5% 10/1/17 to 3/1/40	147,248,914	161,262,212
5.5% 4/1/42 (f)	38,100,000	41,512,968
5.5% 4/1/42 (f)	28,000,000	30,508,218
6% 5/1/15 to 4/1/40	153,651,005	169,445,933
6.5% 5/1/12 to 11/1/16	371,665	393,130
7% 8/1/12 to 6/1/32	3,438,957	3,884,647
7.5% 2/1/22 to 11/1/31	2,107,848	2,479,124
8% 6/1/29	725	866
TOTAL FANNIE MAE		1,523,504,981
Freddie Mac - 8.1%
2.117% 4/1/35 (j)	1,285,777	1,364,053
2.374% 1/1/35 (j)	120,626	127,244
2.55% 5/1/35 (j)	1,272,440	1,355,944
3.158% 10/1/35 (j)	238,787	254,457
4% 10/1/40 to 11/1/41	53,354,269	56,308,777
4% 9/1/41	1,872,781	1,972,244
4% 4/1/42 (f)	28,000,000	29,273,793
4.5% 7/1/25 to 10/1/41	133,082,006	142,309,162
4.5% 4/1/42 (f)	30,800,000	32,659,584
5% 11/1/33 to 1/1/41	64,158,041	69,384,855
5% 4/1/42 (f)	4,500,000	4,846,324
5.5% 8/1/23 to 2/1/40	73,481,117	79,784,795
6% 7/1/37 to 8/1/37	4,898,181	5,407,936
6.5% 9/1/39	10,010,975	11,147,892
7.5% 11/1/16 to 6/1/32	945,928	1,101,197
8% 7/1/25 to 10/1/27	30,211	35,768
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 5/1/22	$ 2,737	$ 3,156
12% 11/1/19	1,873	2,021
TOTAL FREDDIE MAC		437,339,202
Ginnie Mae - 6.4%
3.5% 1/15/41 to 2/15/42	3,773,142	3,938,041
3.5% 4/1/42 (f)	30,000,000	31,268,283
4% 1/15/25 to 12/15/41	50,480,511	54,418,977
4.5% 5/15/39 to 4/15/41	99,761,599	108,790,208
4.5% 4/1/42 (f)	2,500,000	2,720,276
4.5% 4/1/42 (f)	6,200,000	6,743,379
5% 3/15/39 to 9/15/41	77,728,192	86,075,916
5% 4/1/42 (f)	22,300,000	24,634,705
5.5% 11/20/33 to 12/15/38	10,301,970	11,492,781
6% 9/20/38	7,626,377	8,551,873
7% 6/15/24 to 9/15/32	4,149,370	4,767,317
7.5% 3/15/22 to 8/15/28	1,173,439	1,358,276
8% 4/15/24 to 12/15/25	84,891	99,278
8.5% 8/15/29 to 11/15/31	138,085	164,562
TOTAL GINNIE MAE		345,023,872
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,279,313,112)		2,305,868,055
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7118% 4/25/35 (j)	769,322	419,087
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6918% 4/25/35 (j)	67,263	65,309
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (j)	303,000	3,030
Airspeed Ltd. Series 2007-1A Class C1, 2.7418% 6/15/32 (e)(j)	4,607,827	2,373,031
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9418% 12/25/33 (j)	53,374	42,292
Series 2004-R2 Class M3, 0.7918% 4/25/34 (j)	86,951	28,520
Series 2005-R2 Class M1, 0.6918% 4/25/35 (j)	1,342,000	1,169,706
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.024% 3/25/34 (j)	$ 31,145	$ 23,270
Series 2006-W4 Class A2C, 0.4018% 5/25/36 (j)	856,815	206,249
Capital Trust Ltd. Series 2004-1 Class A2, 0.6918% 7/20/39 (e)(j)	79,523	63,619
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3818% 12/25/36 (j)	1,172,000	373,967
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.0419% 3/25/32 (MGIC Investment Corp. Insured) (j)	60,407	10,114
Series 2004-3 Class M4, 1.2118% 4/25/34 (j)	103,878	38,382
Series 2004-4 Class M2, 1.0368% 6/25/34 (j)	382,121	176,621
Series 2005-3 Class MV1, 0.6618% 8/25/35 (j)	97,114	96,105
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	4,725,000	4,252,500
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7958% 5/28/35 (j)	25,289	16,719
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4168% 8/25/34 (j)	189,000	110,389
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0668% 3/25/34 (j)	10,322	2,558
Fremont Home Loan Trust Series 2005-A Class M4, 0.9218% 1/25/35 (j)	236,000	53,543
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (e)(j)	1,531,000	535,850
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,123,500	1,033,620
GE Business Loan Trust Series 2003-1 Class A, 0.6718% 4/15/31 (e)(j)	138,063	129,196
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7918% 9/25/46 (e)(j)	950,157	899,704
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5618% 8/25/33 (j)	857,360	587,707
Series 2003-3 Class M1, 1.5318% 8/25/33 (j)	449,418	327,314
Series 2003-5 Class A2, 0.9418% 12/25/33 (j)	21,396	15,879
Series 2005-5 Class 2A2, 0.4918% 11/25/35 (j)	318	318
Series 2006-1 Class 2A3, 0.4668% 4/25/36 (j)	147,439	146,504
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4318% 1/25/37 (j)	805,000	237,934
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3718% 11/25/36 (j)	808,000	672,955
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8032% 12/27/29 (j)	362,005	319,299
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3668% 7/25/33 (j)	$ 3,697,127	$ 2,705,533
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2168% 7/25/34 (j)	54,752	41,265
Series 2006-FM1 Class A2B, 0.3518% 4/25/37 (j)	856,960	643,497
Series 2006-OPT1 Class A1A, 0.5018% 6/25/35 (j)	934,969	673,701
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5818% 8/25/34 (j)	37,283	28,561
Series 2005-NC1 Class M1, 0.6818% 1/25/35 (j)	260,000	168,236
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	2,575,000	167,375
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7518% 9/25/35 (j)	928,000	390,286
Ocala Funding LLC:
Series 2005-1A Class A, 1.7418% 3/20/10 (c)(e)(j)	347,000	0
Series 2006-1A Class A, 1.6418% 3/20/11 (c)(e)(j)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4918% 9/25/34 (j)	346,000	147,574
Class M4, 1.6918% 9/25/34 (j)	444,000	98,031
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0418% 4/25/33 (j)	3,323	2,692
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3955% 3/20/19 (FGIC Insured) (e)(j)	273,164	266,408
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (j)	827,000	338,156
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9668% 9/25/34 (j)	42,031	14,455
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1018% 9/25/34 (j)	18,730	14,175
TOTAL ASSET-BACKED SECURITIES (Cost $28,444,332)		20,131,236
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.3%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4218% 12/20/54 (j)	1,954,000	1,673,113
Class M1, 0.5818% 12/20/54 (j)	515,000	402,344
Series 2007-1:
Class 1M1, 0.5418% 12/20/54 (j)	785,000	613,281
Class 2M1, 0.7418% 12/20/54 (j)	4,428,000	3,459,375
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.4612% 1/20/44 (j)	$ 2,564,032	$ 2,282,245
Class 1C, 3.0112% 1/20/44 (j)	279,947	203,228
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4518% 5/25/47 (j)	533,067	327,724
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4118% 2/25/37 (j)	787,745	533,263
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5318% 7/25/35 (j)	3,085,090	2,447,840
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5918% 7/10/35 (e)(j)	404,219	330,080
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6918% 6/25/33 (e)(j)	98,930	92,128
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	4,630,000	1,577,441
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (j)	23,029	16,827
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.444% 9/25/36 (j)	2,128,000	1,654,161
TOTAL PRIVATE SPONSOR		15,613,050
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,994,792	4,398,486
Series 1999-57 Class PH, 6.5% 12/25/29	3,130,487	3,515,349
TOTAL U.S. GOVERNMENT AGENCY		7,913,835
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,215,607)		23,526,885
Commercial Mortgage Securities - 5.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5851% 2/14/43 (j)(k)	12,603,727	141,061
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A2, 5.317% 9/10/47	4,624,830	4,689,508
Class A3, 5.39% 9/10/47	3,670,000	3,856,781
Series 2007-3 Class A3, 5.5668% 6/10/49 (j)	8,000,000	8,360,592
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7118% 3/15/22 (e)(j)	$ 400,000	$ 388,000
Class G, 0.7718% 3/15/22 (e)(j)	259,000	244,108
Series 2006-BIX1:
Class F, 0.5518% 10/15/19 (e)(j)	1,030,000	978,500
Class G, 0.5718% 10/15/19 (e)(j)	1,218,000	1,144,920
Class H, 0.6118% 10/15/19 (e)(j)	1,445,000	1,257,150
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0918% 12/25/33 (e)(j)	39,849	28,313
Series 2004-1:
Class A, 0.6018% 4/25/34 (e)(j)	558,719	457,556
Class B, 2.1418% 4/25/34 (e)(j)	62,139	36,161
Class M1, 0.8018% 4/25/34 (e)(j)	50,421	35,322
Class M2, 1.4418% 4/25/34 (e)(j)	45,273	31,562
Series 2005-2A:
Class A1, 0.5518% 8/25/35 (e)(j)	703,247	449,823
Class M1, 0.6718% 8/25/35 (e)(j)	52,037	25,912
Class M2, 0.7218% 8/25/35 (e)(j)	86,233	37,996
Class M3, 0.7418% 8/25/35 (e)(j)	47,577	18,378
Series 2005-3A:
Class A2, 0.6418% 11/25/35 (e)(j)	247,349	163,351
Class M2, 0.7318% 11/25/35 (e)(j)	53,945	28,745
Class M3, 0.7518% 11/25/35 (e)(j)	48,351	24,650
Class M4, 0.8418% 11/25/35 (e)(j)	60,339	28,123
Series 2005-4A:
Class A2, 0.6318% 1/25/36 (e)(j)	857,224	538,802
Class B1, 1.6418% 1/25/36 (e)(j)	69,798	9,290
Class M1, 0.6918% 1/25/36 (e)(j)	276,686	119,932
Class M2, 0.7118% 1/25/36 (e)(j)	82,755	32,333
Class M3, 0.7418% 1/25/36 (e)(j)	121,207	42,922
Class M4, 0.8518% 1/25/36 (e)(j)	63,111	19,952
Class M5, 0.8918% 1/25/36 (e)(j)	63,111	17,551
Class M6, 0.9418% 1/25/36 (e)(j)	67,291	12,357
Series 2006-1:
Class A2, 0.6018% 4/25/36 (e)(j)	133,897	87,287
Class M6, 0.8818% 4/25/36 (e)(j)	45,070	17,029
Series 2006-2A:
Class A1, 0.4718% 7/25/36 (e)(j)	1,317,601	897,123
Class A2, 0.5218% 7/25/36 (e)(j)	118,736	71,366
Class B3, 2.9418% 7/25/36 (e)(j)	63,510	2,117
Class M1, 0.5518% 7/25/36 (e)(j)	124,719	51,005
Class M2, 0.5718% 7/25/36 (e)(j)	87,901	31,859
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M3, 0.5918% 7/25/36 (e)(j)	$ 69,033	$ 22,162
Class M4, 0.6618% 7/25/36 (e)(j)	46,482	12,835
Class M5, 0.7118% 7/25/36 (e)(j)	57,067	12,932
Class M6, 0.7818% 7/25/36 (e)(j)	90,663	12,706
Series 2006-3A:
Class B1, 1.0418% 10/25/36 (e)(j)	50,854	807
Class M4, 0.6718% 10/25/36 (e)(j)	92,000	8,506
Class M5, 0.7218% 10/25/36 (e)(j)	116,494	7,851
Class M6, 0.8018% 10/25/36 (e)(j)	227,875	9,023
Series 2006-4A:
Class A1, 0.4718% 12/25/36 (e)(j)	836,604	548,795
Class A2, 0.5118% 12/25/36 (e)(j)	1,865,956	826,238
Class B1, 0.9418% 12/25/36 (e)(j)	61,515	4,832
Class B3, 2.6918% 12/25/36 (e)(j)	16,300	421
Class M1, 0.5318% 12/25/36 (e)(j)	134,747	48,619
Class M2, 0.5518% 12/25/36 (e)(j)	85,535	26,960
Class M3, 0.5818% 12/25/36 (e)(j)	86,707	23,446
Class M4, 0.6418% 12/25/36 (e)(j)	103,697	21,956
Class M5, 0.6818% 12/25/36 (e)(j)	95,495	13,946
Class M6, 0.7618% 12/25/36 (e)(j)	85,535	9,288
Series 2007-1:
Class A2, 0.5118% 3/25/37 (e)(j)	351,711	172,747
Class B1, 0.9118% 3/25/37 (e)(j)	108,688	7,351
Class B2, 1.3918% 3/25/37 (e)(j)	51,578	1,839
Class M1, 0.5118% 3/25/37 (e)(j)	94,644	30,204
Class M2, 0.5318% 3/25/37 (e)(j)	70,831	17,686
Class M3, 0.5618% 3/25/37 (e)(j)	62,893	11,795
Class M5, 0.6618% 3/25/37 (e)(j)	78,769	9,713
Class M6, 0.7418% 3/25/37 (e)(j)	110,520	11,097
Series 2007-2A:
Class A1, 0.5118% 7/25/37 (e)(j)	1,379,375	733,648
Class A2, 0.5618% 7/25/37 (e)(j)	1,292,148	404,942
Class B1, 1.8418% 7/25/37 (e)(j)	382,913	11,809
Class B2, 2.4918% 7/25/37 (e)(j)	59,811	1,588
Class M1, 0.6118% 7/25/37 (e)(j)	432,441	57,971
Class M2, 0.6518% 7/25/37 (e)(j)	166,323	14,505
Class M3, 0.7318% 7/25/37 (e)(j)	166,323	11,855
Class M4, 0.8918% 7/25/37 (e)(j)	476,055	30,529
Class M5, 0.9918% 7/25/37 (e)(j)	421,353	22,364
Class M6, 1.2418% 7/25/37 (e)(j)	530,756	22,340
Series 2007-3:
Class A2, 0.5318% 7/25/37 (e)(j)	514,920	225,925
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class B1, 1.1918% 7/25/37 (e)(j)	$ 306,961	$ 24,272
Class B2, 1.8418% 7/25/37 (e)(j)	799,621	35,603
Class B3, 4.2418% 7/25/37 (e)(j)	52,038	810
Class M1, 0.5518% 7/25/37 (e)(j)	269,469	84,408
Class M2, 0.5818% 7/25/37 (e)(j)	285,872	70,530
Class M3, 0.6118% 7/25/37 (e)(j)	468,056	89,373
Class M4, 0.7418% 7/25/37 (e)(j)	734,011	112,183
Class M5, 0.8418% 7/25/37 (e)(j)	368,470	46,880
Class M6, 1.0418% 7/25/37 (e)(j)	278,256	29,815
Series 2007-4A:
Class B1, 2.7918% 9/25/37 (e)(j)	60,560	2,259
Class M1, 1.1918% 9/25/37 (e)(j)	118,621	9,695
Class M2, 1.2918% 9/25/37 (e)(j)	118,621	6,710
Class M4, 1.8418% 9/25/37 (e)(j)	313,668	12,972
Class M5, 1.9918% 9/25/37 (e)(j)	313,668	9,752
Class M6, 2.1918% 9/25/37 (e)(j)	314,464	6,213
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8918% 3/15/19 (e)(j)	269,028	256,425
Class J, 1.0918% 3/15/19 (e)(j)	265,000	239,667
Series 2007-BBA8:
Class D, 0.4918% 3/15/22 (e)(j)	271,000	245,120
Class E, 0.5418% 3/15/22 (e)(j)	1,409,000	1,246,261
Class F, 0.5918% 3/15/22 (e)(j)	864,000	746,928
Class G, 0.6418% 3/15/22 (e)(j)	222,000	187,035
Class H, 0.7918% 3/15/22 (e)(j)	271,000	212,058
Class J, 0.9418% 3/15/22 (e)(j)	271,000	203,928
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,783,633
C-BASS Trust floater Series 2006-SC1 Class A, 0.5118% 5/25/36 (e)(j)	472,251	391,282
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5718% 8/15/21 (e)(j)	120,235	115,754
Class H, 0.6118% 8/15/21 (e)(j)	231,000	215,532
Series 2007-FL3A Class A2, 0.3818% 4/15/22 (e)(j)	897,729	851,354
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7918% 4/15/17 (e)(j)	47,554	46,807
Class H, 0.8618% 4/15/17 (e)(j)	112,000	98,519
Class J, 1.0918% 4/15/17 (e)(j)	86,000	61,920
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2005-FL11:
Class F, 0.6918% 11/15/17 (e)(j)	$ 120,717	$ 109,551
Class G, 0.7418% 11/15/17 (e)(j)	83,804	72,909
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)	20,000,000	19,449,480
Class AJFX, 5.478% 2/5/19 (e)	2,410,000	2,395,309
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7128% 6/15/39 (j)	15,075,000	16,271,654
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	10,000,000	10,885,850
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3918% 2/15/22 (e)(j)	4,655,000	4,220,223
Class C:
0.4118% 2/15/22 (e)(j)	1,212,000	1,086,316
0.5118% 2/15/22 (e)(j)	433,000	383,638
Class F, 0.5618% 2/15/22 (e)(j)	866,000	758,356
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)	1,865,000	1,881,304
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,122,895
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.433% 11/5/21 (e)(j)	4,685,000	4,321,402
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6128% 6/6/20 (e)(j)	2,443,590	2,311,179
Class F, 0.6828% 6/6/20 (e)(j)	543,000	491,856
Series 2007-EOP:
Class D, 2.2018% 3/6/20 (e)(j)	4,485,000	4,339,238
Class H, 3.3004% 3/6/20 (e)(j)	480,000	459,600
Class J, 4.0852% 3/6/20 (e)(j)	690,000	671,025
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	845,437	850,283
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4718% 11/15/18 (e)(j)	84,286	81,673
Class E, 0.5218% 11/15/18 (e)(j)	126,819	120,003
Class F, 0.5718% 11/15/18 (e)(j)	190,424	171,382
Class G, 0.6018% 11/15/18 (e)(j)	165,451	137,324
Class H, 0.7418% 11/15/18 (e)(j)	126,848	102,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (j)	$ 1,962,358	$ 2,025,444
Series 2007-LD11 Class A4, 5.8189% 6/15/49 (j)	28,895,000	31,671,376
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5818% 9/15/21 (e)(j)	743,007	624,205
Class G, 0.6018% 9/15/21 (e)(j)	3,111,988	2,521,043
Class H, 0.6418% 9/15/21 (e)(j)	378,548	291,523
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,054,035	2,084,293
Series 2005-MCP1 Class A2, 4.556% 6/12/43	667,450	670,079
Series 2007-C1 Class A4, 5.8371% 6/12/50 (j)	3,500,000	3,925,509
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (j)	6,350,000	6,837,369
Series 2007-7 Class B, 5.7489% 6/12/50 (j)	1,365,000	139,640
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.432% 10/15/20 (e)(j)	434,000	377,580
Class E, 0.492% 10/15/20 (e)(j)	542,000	449,860
Class F, 0.542% 10/15/20 (e)(j)	326,000	247,760
Class G, 0.582% 10/15/20 (e)(j)	402,000	289,440
Class H, 0.672% 10/15/20 (e)(j)	253,000	169,510
Class J, 0.822% 10/15/20 (e)(j)	148,108	62,411
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	8,435,000	8,824,486
Series 2006-T23 Class A3, 5.8085% 8/12/41 (j)	2,485,000	2,484,048
Series 2007-HQ12 Class A4, 5.6022% 4/12/49 (j)	4,350,000	4,586,766
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,053,575
Class B, 5.7349% 4/15/49 (j)	3,845,000	1,030,898
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5218% 9/15/21 (e)(j)	906,000	710,683
Class F, 0.5818% 9/15/21 (e)(j)	1,220,000	920,390
Class G, 0.6018% 9/15/21 (e)(j)	1,156,000	834,537
Class J, 0.8418% 9/15/21 (e)(j)	257,000	116,143
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-WHL8:
Class AP1, 0.9418% 6/15/20 (e)(j)	$ 57,512	$ 51,186
Class AP2, 1.0418% 6/15/20 (e)(j)	99,420	85,501
Class F, 0.7218% 6/15/20 (e)(j)	1,931,000	1,409,630
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,715,713
Series 2007-C30 Class A5, 5.342% 12/15/43	10,810,000	11,671,870
Series 2007-C31:
Class A4, 5.509% 4/15/47	9,200,000	9,960,720
Class A5, 5.5% 4/15/47	3,760,000	4,043,590
Series 2007-C32 Class A3, 5.7404% 6/15/49 (j)	11,740,000	12,716,017
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,545,650
Series 2007-C31 Class C, 5.6838% 4/15/47 (j)	4,335,000	907,207
Series 2007-C31A Class A2, 5.421% 4/15/47	2,011,510	2,086,101
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 5.8983% 2/15/51 (j)	28,730,000	31,832,265
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $300,310,926)		293,901,581
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,400,000	1,446,718
California Gen. Oblig.:
7.5% 4/1/34	6,765,000	8,594,527
7.55% 4/1/39	1,275,000	1,654,287
7.6% 11/1/40	3,455,000	4,527,225
7.625% 3/1/40	1,885,000	2,455,137
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	755,000	830,402
TOTAL MUNICIPAL SECURITIES (Cost $18,028,809)		19,508,296
Foreign Government and Government Agency Obligations - 0.3%

Russian Federation:
4.5% 4/4/22 (e)	2,400,000	2,418,000
5.625% 4/4/42 (e)	3,000,000	3,021,000
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States:
4.75% 3/8/44	$ 5,206,000	$ 5,101,880
6.05% 1/11/40	4,268,000	5,121,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,907,058)		15,662,480
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $577,109,629)	577,109,629	577,109,629
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (b) (Cost $204,808,000)	$ 204,808,909	204,808,000
TOTAL INVESTMENT PORTFOLIO - 117.0% (Cost $6,186,338,993)		6,285,141,834
NET OTHER ASSETS (LIABILITIES) (l) - (17.0)%		(911,492,107)
NET ASSETS - 100%		$ 5,373,649,727
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 4/1/42	$ (110,900,000)	(113,887,835)
3.5% 4/1/42	(18,000,000)	(18,484,951)
3.5% 4/1/42	(21,100,000)	(21,668,470)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 4/1/42	$ (3,800,000)	$ (3,984,153)
4% 4/1/42	(3,800,000)	(3,984,153)
4.5% 4/1/42	(37,500,000)	(39,890,081)
4.5% 4/1/42	(14,900,000)	(15,849,659)
4.5% 4/1/42	(22,600,000)	(24,040,422)
5% 4/1/42	(24,300,000)	(26,251,783)
5.5% 4/1/42	(7,000,000)	(7,627,054)
TOTAL FANNIE MAE		(275,668,561)
Ginnie Mae
3.5% 4/1/42	(100,000)	(104,228)
4.5% 4/1/42	(6,200,000)	(6,743,379)
5% 4/1/42	(16,100,000)	(17,785,594)
TOTAL GINNIE MAE		(24,633,201)
TOTAL TBA SALE COMMITMENTS (Proceeds $299,362,445)		$ (300,301,762)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($493,386))	Dec. 2018	$ 6,500,000	320,231
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($824,972))

	Dec. 2018	$ 6,500,000	$ 500,751
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($160,742))	March 2018	5,000,000	341,320
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) ($361,676))	March 2019	4,259,546	223,549
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000) (i)	Sept. 2037	7,665,884	(7,244,680)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000) (i)	Sept. 2037	2,146,448	(2,028,511)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000) (i)	Sept. 2037	6,132,708	(5,795,744)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250) (i)	Sept. 2037	1,277,647	(1,207,447)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000) (i)

	Sept. 2037	$ 6,950,402	$ (6,568,511)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000) (i)	Sept. 2037	2,350,871	(2,221,702)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000) (i)	Sept. 2037	3,884,048	(3,670,638)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	182,578	(139,742)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (h)	Oct. 2034	217,591	(89,671)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	29,939	(25,101)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,270	(1,198)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (h)

	Oct. 2034	$ 233,269	$ (197,836)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	175,583	(152,717)
		$ 53,507,784	$ (27,957,647)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,246,004 or 4.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,505,798.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Cash collateral from securities on loan includes an investment of $204,808,000 and cash of $200.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$204,808,000 due 4/02/12 at 0.05%
Barclays Capital, Inc.	$ 61,485,178
HSBC Securities (USA), Inc.	66,466,349
Mizuho Securities USA, Inc.	76,856,473
$ 204,808,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,571
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,161,358,579	$ -	$ 1,161,358,579	$ -
U.S. Government and Government Agency Obligations	1,663,267,093	-	1,663,267,093	-
U.S. Government Agency - Mortgage Securities	2,305,868,055	-	2,305,868,055	-
Asset-Backed Securities	20,131,236	-	9,557,282	10,573,954
Collateralized Mortgage Obligations	23,526,885	-	21,619,364	1,907,521
Commercial Mortgage Securities	293,901,581	-	287,468,458	6,433,123
Municipal Securities	19,508,296	-	19,508,296	-
Foreign Government and Government Agency Obligations	15,662,480	-	15,662,480	-
Money Market Funds	577,109,629	577,109,629	-	-
Cash Equivalents	204,808,000	-	204,808,000	-
Total Investments in Securities:	$ 6,285,141,834	$ 577,109,629	$ 5,689,117,607	$ 18,914,598
Derivative Instruments:
Assets
Swap Agreements	$ 1,385,851	$ -	$ 1,385,851	$ -
Liabilities
Swap Agreements	$ (29,343,498)	$ -	$ (28,737,232)	$ (606,266)
Total Derivative Instruments:	$ (27,957,647)	$ -	$ (27,351,381)	$ (606,266)
Other Financial Instruments:
TBA Sale Commitments	$ (300,301,762)	$ -	$ (300,301,762)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,716,383
Total Realized Gain (Loss)	(6,746,914)
Total Unrealized Gain (Loss)	5,732,637
Cost of Purchases	-
Proceeds of Sales	(9,096,536)
Amortization/Accretion	(450,512)
Transfers in to Level 3	7,566,211
Transfers out of Level 3	(12,806,671)
Ending Balance	$ 18,914,598
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (304,745)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (448,659)
Total Unrealized Gain (Loss)	(157,607)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (606,266)
Realized gain (loss) on Swap Agreements for the period	$ 11,674
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2012	$ (157,607)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,385,851	$ (29,343,498)
Total Value of Derivatives	$ 1,385,851	$ (29,343,498)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $200,806,060 and repurchase agreements of $204,808,000) - See accompanying schedule: Unaffiliated issuers (cost $5,609,229,364)	$ 5,708,032,205
Fidelity Central Funds (cost $577,109,629)	577,109,629
Total Investments (cost $6,186,338,993)		$ 6,285,141,834
Cash		1,141
Receivable for investments sold, regular delivery		51,555,375
Receivable for TBA sale commitments		299,362,445
Receivable for swap agreements		5,458
Receivable for fund shares sold		1,494,661
Interest receivable		30,386,610
Swap agreements, at value		1,385,851
Other receivables		6,106
Total assets		6,669,339,481

Liabilities
Payable for investments purchased Regular delivery	$ 43,930,802
Delayed delivery	713,580,146
TBA sale commitments, at value	300,301,762
Payable for swap agreements	1,644,089
Payable for fund shares redeemed	2,065,270
Distributions payable	125
Swap agreements, at value	29,343,498
Other payables and accrued expenses	15,862
Collateral on securities loaned, at value	204,808,200
Total liabilities		1,295,689,754

Net Assets		$ 5,373,649,727
Net Assets consist of:
Paid in capital		$ 5,303,948,538
Net unrealized appreciation (depreciation) on investments		69,701,189
Net Assets, for 50,928,012 shares outstanding		$ 5,373,649,727
Net Asset Value, offering price and redemption price per share ($5,373,649,727 ÷ 50,928,012 shares)		$ 105.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012

Investment Income
Dividends		$ 44,023
Interest		78,639,040
Income from Fidelity Central Funds		169,571
Total income		78,852,634

Expenses
Custodian fees and expenses	$ 47,466
Independent directors' compensation	9,186
Total expenses before reductions	56,652
Expense reductions	(10,334)	46,318
Net investment income (loss)		78,806,316
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,649,021
Swap agreements	(3,874,584)
Total net realized gain (loss)		90,774,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,239,692)
Swap agreements	2,485,465
Delayed delivery commitments	(846,692)
Total change in net unrealized appreciation (depreciation)		(58,600,919)
Net gain (loss)		32,173,518
Net increase (decrease) in net assets resulting from operations		$ 110,979,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,806,316	$ 160,026,575
Net realized gain (loss)	90,774,437	143,593,029
Change in net unrealized appreciation (depreciation)	(58,600,919)	13,045,510
Net increase (decrease) in net assets resulting from operations	110,979,834	316,665,114
Distributions to partners from net investment income	(78,714,007)	(151,929,332)
Affiliated share transactions Proceeds from sales of shares	703,826,554	988,752,365
Reinvestment of distributions	78,694,255	151,927,735
Cost of shares redeemed	(522,402,142)	(743,330,542)
Net increase (decrease) in net assets resulting from share transactions	260,118,667	397,349,558
Total increase (decrease) in net assets	292,384,494	562,085,340

Net Assets
Beginning of period	5,081,265,233	4,519,179,893
End of period	$ 5,373,649,727	$ 5,081,265,233
Other Affiliated Information Shares
Sold	6,685,075	9,662,559
Issued in reinvestment of distributions	747,111	1,486,794
Redeemed	(4,971,722)	(7,209,036)
Net increase (decrease)	2,460,464	3,940,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 104.84	$ 101.49	$ 94.59	$ 89.79	$ 96.86	$ 98.51
Income from Investment Operations
Net investment income (loss)D	1.628	3.367	3.768	4.670	5.231	5.447
Net realized and unrealized gain (loss)	.670	3.177	6.758	4.770	(7.461)	(1.938)
Total from investment operations	2.298	6.544	10.526	9.440	(2.230)	3.509
Distributions to partners from net investment income	(1.628)	(3.194)	(3.626)	(4.640)	(4.840)	(5.159)
Net asset value, end of period	$ 105.51	$ 104.84	$ 101.49	$ 94.59	$ 89.79	$ 96.86
Total ReturnB,C	2.20%	6.58%	11.34%	11.07%	(2.44)%	3.63%
Ratios to Average Net AssetsE,H
Expenses before reductions	-%A,G	-%G	-%G	.02%	-%G	-%G
Expenses net of fee waivers, if any	-%A,G	-%G	-%G	.02%	-%G	-%G
Expenses net of all reductions	-%A,G	-%G	-%G	.02%	-%G	-%G
Net investment income (loss)	3.10%	3.30%	3.86%	5.32%	5.51%	5.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,373,650	$ 5,081,265	$ 4,519,180	$ 4,399,228	$ 4,039,432	$ 5,492,350
Portfolio turnover rate	334%A,F	424%	230%	177%	229%	247%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity® Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 155,896,944
Gross unrealized depreciation	(52,889,713)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,007,231

Tax Cost	$ 6,182,134,603

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap agreement, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (3,874,584)	$ 2,485,465

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $53,507,784 representing 1.00% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $367,472,783 and $550,072,268, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $39,420.

9. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,186.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,148.

10. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2012, the results of its operations for the six months then ended, the changes in nets assets for the six months then ended and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2012

Semiannual Report

Fidelity® Inflation-Protected
Bond Index Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-SANN-0512
1.938136.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 22, 2012 to March 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual	.0019%	$ 1,000.00	$ 994.80	$ - A, *
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01 B

* Amount represents less than $.01

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 39/366 (to reflect the period February 22, 2012 to March 31, 2012).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2012
% of fund's investments
Less than 1%	28.1
1 - 1.99%	44.1
2 - 2.99%	27.8
Coupon distribution shows the range of stated interest rates on the Fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the Fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2012

Years	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2012

Years	4.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*
U.S. Government and U.S. Government Agency Obligations 99.7%
Net Other Assets (Liabilities) 0.3%
* Inflation Protected Securities	99.7%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 39,706,089	$ 41,958,014
0.125% 1/15/22	28,533,615	29,242,047
0.5% 4/15/15	22,350,410	23,705,218
0.625% 4/15/13	16,205,684	16,638,425
0.625% 7/15/21	35,817,335	38,800,241
1.125% 1/15/21	33,875,782	38,179,531
1.25% 4/15/14	16,385,535	17,386,500
1.25% 7/15/20	29,491,173	33,717,220
1.375% 7/15/18	14,970,159	17,157,424
1.375% 1/15/20	19,191,525	22,046,576
1.625% 1/15/15	21,143,437	23,052,948
1.625% 1/15/18	15,177,654	17,459,304
1.875% 7/15/13	25,126,924	26,461,657
1.875% 7/15/15	19,734,146	22,016,162
1.875% 7/15/19	15,824,711	18,822,066
2% 1/15/14	24,233,977	25,915,029
2% 7/15/14	23,251,666	25,340,581
2% 1/15/16	19,160,411	21,642,548
2.125% 1/15/19	13,953,712	16,710,116
2.375% 1/15/17	16,764,998	19,660,112
2.5% 7/15/16	19,332,312	22,586,176
2.625% 7/15/17	14,372,833	17,297,375
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $539,459,077)	535,795,270
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,706,104
NET ASSETS - 100%	$ 537,501,374
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $539,459,077)		$ 535,795,270
Cash		5,522
Receivable for investments sold		13,559,986
Receivable for fund shares sold		137,491
Interest receivable		1,486,392
Total assets		550,984,661

Liabilities
Payable for investments purchased	$ 13,289,746
Payable for fund shares redeemed	192,670
Other payables and accrued expenses	871
Total liabilities		13,483,287

Net Assets		$ 537,501,374
Net Assets consist of:
Paid in capital		$ 541,165,181
Net unrealized appreciation (depreciation) on investments		(3,663,807)
Net Assets, for 5,403,370 shares outstanding		$ 537,501,374
Net Asset Value, offering price and redemption price per share ($537,501,374 ÷ 5,403,370 shares)		$ 99.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period February 22, 2012 (commencement of operations) to March 31, 2012 (Unaudited)

Investment Income
Interest		$ 534,273
Inflation principal income		1,740,845
Amortization of premium		(1,065,320)
		1,209,798

Expenses
Custodian fees and expenses	$ 870
Independent directors' compensation	40
Total expenses before reductions	910
Expense reductions	(40)	870
Net investment income (loss)		1,208,928
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(171,581)
Change in net unrealized appreciation (depreciation) on investment securities		(3,663,807)
Net gain (loss)		(3,835,388)
Net increase (decrease) in net assets resulting from operations		$ (2,626,460)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period February 22, 2012 (commencement of operations) to March 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,208,928
Net realized gain (loss)	(171,581)
Change in net unrealized appreciation (depreciation)	(3,663,807)
Net increase (decrease) in net assets resulting from operations	(2,626,460)
Affiliated share transactions Proceeds from sales of shares	541,202,459
Cost of shares redeemed	(1,074,625)
Net increase (decrease) in net assets resulting from share transactions	540,127,834
Total increase (decrease) in net assets	537,501,374

Net Assets
Beginning of period	-
End of period	$ 537,501,374
Other Affiliated Information Shares
Sold	5,414,167
Redeemed	(10,797)
Net increase (decrease)	5,403,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31, 2012 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.274
Net realized and unrealized gain (loss)	(.794)
Total from investment operations	(.520)
Net asset value, end of period	$ 99.48
Total Return B, C	(.52)%
Ratios to Average Net Assets G
Expenses before reductions E	-% A
Expenses net of fee waivers, if any E	-% A
Expenses net of all reductions E	-% A
Net investment income (loss)	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537,501
Portfolio turnover rate	15% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,256
Gross unrealized depreciation	(3,666,058)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,663,802)

Tax Cost	$ 539,459,072

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $40.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

On January 19, 2012, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts. The Board considered the Investment Advisers' strength in fundamental, research-driven taxable intermediate and long-term bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee to be paid on behalf of the fund and the fund's projected total expense ratio were reasonable in light of the services that the fund and its shareholders would receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be approved.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012